      As filed with the Securities and Exchange Commission on December 29, 1998
                                                              -----------------
                                              1933 Act Registration No. 2-76909
                                             1940 Act Registration No. 811-3443


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.
                                     -------
          Post-Effective Amendment No.  22
                                      ------                           X
                                                                      ---


                    and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          Amendment No.  23                                            X
                       -----                                          ---


                        (Check appropriate box or boxes)

                             AIM SUMMIT FUND, INC.
                            ----------------------
                     (formerly Summit Investors Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173
           ---------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (713) 626-1919

                                Charles T. Bauer
            11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173
           ---------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:


     Stephen I. Winer, Esquire                                 Martha J. Hays, Esquire
        A I M Advisors, Inc.                            Ballard Spahr Andrews & Ingersoll, LLP
   11 Greenway Plaza, Suite 100                            1735 Market Street, 51st Floor
    Houston, Texas  77046-1173                         Philadelphia, Pennsylvania  19103-7599



          Approximate Date of Proposed Public Offering: March 1, 1999
                                                        -------------


It is proposed that this filing will become effective:


         immediately upon filing pursuant to paragraph (b)
-------
         on (date) pursuant to paragraph (b)
-------
         60 days after filing pursuant to paragraph (a)(1)
-------
   X     on March 1, 1999 pursuant to paragraph (a)(1)
-------
         75 days after filing pursuant to paragraph (a)(2)
-------
         on (date) pursuant to paragraph (a)(2) of rule 485.
-------



                            (Continued on Next Page)

If appropriate, check the following box:

------- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Common Stock

[AIM LOGO]




AIM Summit Fund, Inc.
Class I Shares
                                                                     Prospectus
                                                                  March 1, 1999


AIM Summit Fund, Inc. seeks to provide growth of capital.

Class I Shares of the fund are offered to and may be purchased by the general public only through Summit Investors Plans I, a unit investment trust. Details of Summit Investors Plans I, including the creation and sales charges and the custodian charges applicable to Summit Investors Plans I, are found in the Summit Investors Plans I Prospectus. You should read both this Prospectus and the Prospectus of Summit Investors Plans I and keep these Prospectuses for future reference.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS



INVESTMENT OBJECTIVE AND STRATEGIES....................................................................A-1
PRINCIPAL RISKS OF INVESTING IN THE FUND...............................................................A-1
PERFORMANCE INFORMATION................................................................................A-2
     ANNUAL TOTAL RETURNS..............................................................................A-2
     PERFORMANCE TABLE.................................................................................A-3
FEE TABLE AND EXPENSE EXAMPLE..........................................................................A-4
     FEE TABLE.........................................................................................A-4
     EXPENSE EXAMPLE...................................................................................A-4
FUND MANAGEMENT........................................................................................A-5
     THE ADVISOR AND SUBADVISOR........................................................................A-5
     ADVISOR COMPENSATION..............................................................................A-5
     PORTFOLIO MANAGERS................................................................................A-5
OTHER INFORMATION......................................................................................A-6
     DIVIDENDS AND DISTRIBUTIONS.......................................................................A-6
FINANCIAL HIGHLIGHTS...................................................................................A-7
SHAREHOLDER INFORMATION................................................................................A-8
     PRICING OF SHARES.................................................................................A-8
     SALES OF SHARES...................................................................................A-8
     REDEMPTION OF SHARES..............................................................................A-8
     OPEN ACCOUNT.....................................................................................A-10
     EXCHANGING SHARES................................................................................A-10


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

CLASS I SHARES
INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is growth of capital.

The fund attempts to meet its objective by investing primarily in common stocks of companies that the fund's portfolio managers believe have the potential for growth in earnings, including small-sized growth companies, and in common stocks believed to be under-valued relative to other available investments.

The fund's portfolio managers purchase securities of companies that they believe have the potential for growth. The fund's portfolio managers usually sell a particular security when they believe the securities no longer have that potential.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of common stock fluctuates in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

The fund also may invest in common stock issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, relatively low market liquidity, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect the services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class I Shares from year to year over a 10-year period.

                                  SUMMIT FUND

                                                            Annual
                                                            Total
          Year Ended December 31                            Returns
          ----------------------                            -------
          1989............................................  30.92%
          1990............................................   0.93%
          1991............................................  43.64%
          1992............................................   4.50%
          1993............................................   8.28%
          1994............................................  -2.82%
          1995............................................  35.14%
          1996............................................  19.87%
          1997............................................  24.22%
          1998............................................       %




During the 10-year period shown in the bar chart, the highest quarterly return was __________% (quarter ended _________) and the lowest quarterly return was ____________% (quarter ended ___________________).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


===============================================================================
Average Annual Total Returns
for the periods ending
December 31, 1998)
                                1 Year           5 Years         10 Years
-------------------------------------------------------------------------------
Class I Shares                        %                %                  %
                                ------           ------             ------
-------------------------------------------------------------------------------
S & P 500*
                                ------           ------             ------
===============================================================================

* The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)


     Management Fees                                                 %
                                                                -----
     Other Expenses
                                                                -----
     Total Annual Fund Operating Expenses
                                                                -----

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class I Shares    $                 $                $                 $
                   -----             -----            ------            -----

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor), 11 Greenway Plaza, Suite 100, Houston, TX 77046, serves as the fund's investment adviser. TradeStreet Investment Associates, Inc. (the subadvisor), 101 South Tryon Street, Suite 1000, Charlotte, North Carolina 28255, a wholly-owned subsidiary of NationsBank Corp., is the fund's subadviser and provides certain investment advisory services to the Fund, subject to the overall supervision by the advisor and the Fund's Board of Directors. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

The subadvisor is a registered investment adviser managing in excess of $53 billion in assets. The subadvisor provides separate account management of domestic equity, fixed income, balanced and cash portfolio for more than 140 institutional clients.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of % of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, the first three of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are:

o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1982.

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1989.

o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1986.

o Jeffrey C. Moser, Senior Product Manager with the subadvisor, who has been responsible for the fund since 1995 and has been associated with NationsBank Texas since 1990, and the subadvisor since 1996.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by KPMG Peat Marwick LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                  Class I Shares
                                                --------------------------------------------------------------------
                                                               Year Ended October 31,
                                                --------------------------------------------------------------------
                                                  1998           1997           1996           1995           1994
                                                --------------------------------------------------------------------
Net asset value, beginning of period            $ xx.xx        $ xx.xx        $ xx.xx        $ xx.xx        $ xx.xx
 Income from investment operations:
  Net investment income (loss)                    (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
  Net gains on securities (both realized
   and unrealized)                                (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
   Total from investment operations               (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
Less distributions:                               (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
 Dividends from net investment income:            (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
 Distributions from net realized gains:           (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
  Total distributions                             (x.xx)         (x.xx)         (x.xx)         (x.xx)         (x.xx)
Net asset value, end of period                  $ xx.xx        $ xx.xx        $ xx.xx        $ xx.xx        $ xx.xx
Total return (a)                                  (x.xx)%        (x.xx)%        (x.xx)%        (x.xx)%        (x.xx)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $xx,xxx        $xx,xxx        $xx,xxx        $xx,xxx        $xx,xxx
Ratio of expenses to average net assets            x.xx% (b)      x.xx%          x.xx%          x.xx%          x.xx%
Ratio of net investment income (loss)
 to average net assets                            (x.xx)%        (x.xx)%        (x.xx)%        (x.xx)%        (x.xx)%
Portfolio turnover rate                              xx%            xx%            xx%            xx%            xx%


(a) Does not deduct sales charges.

(b) Ratios are based on average net assets of $x,xxx,xxx,xxx.

SHAREHOLDER INFORMATION

Pricing of Shares

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the fund's Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when you will not be able to purchase or redeem shares.

The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The fund prices purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

Sales of Shares

The terms of offering of Summit Investors Plans I are contained in the Prospectus of Summit Investors Plans I. The fund will not offer its shares to the general public except through Summit Investors Plans I. However, the following persons may purchase shares of the fund directly through AIM Distributors at net asset value: (a) any current or retired officer, trustee, director, or employee, or any member of the immediate family (spouse, children, parents and parents of spouse) of any such person, of AIM Management or its subsidiaries, or of any investment company managed or advised by AIM; or (b) any employee benefit plan established for employees of AIM Management or its subsidiaries. The fund reserves the right to reject any purchase order.

Redemption of Shares

The following discussion relates only to those investors who hold shares of the fund directly. Planholders should consult their Summit Investors Plans I Prospectus for the requirements for redemption of fund shares held in a Summit Investors Plans I.

You may redeem your shares of the fund at any time without charge, either by a written request to BFDS, or by calling BFDS at (617) 483-5000, subject to the restrictions specified below. Upon receipt by BFDS of a proper request, the fund will redeem shares in cash at the next determined net asset value. All written redemption requests must be directed to BFDS, P.O. Box 8300, Boston, Massachusetts 02266-8300, Attention: AIM Summit Fund, Inc. Any written request sent to the fund will be forwarded to BFDS and the effective date of the redemption request will be when the request is received by AIM Distributors or BFDS.

Written requests for redemption must include the following: (a) signatures of each registered owner exactly as the shares are registered; (b) the account number and number of shares to be redeemed; (c) stock certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of State Street Bank; (d) signature guarantees, as described below; and (e) any additional documents required for redemption by corporations, partnerships, trusts or other fiduciaries.

To assure proper redemption, and to protect you, the fund, AIM Distributors and the Custodian, the fund requires that the signature of each registered shareholder be guaranteed. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the SEC. A notary public is not an acceptable guarantor. The signature guarantee(s) must appear either: (a) on the written request for redemption, which must clearly identify the exact name(s) in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (b) on a stock power, which may be obtained from AIM Distributors, State Street Bank or from most banks and stockbrokers; or (c) on all share certificates tendered for redemption, in which case the signature guarantee(s) must also appear on the written request or a stock power if shares held by State Street Bank are also being redeemed. It is the present policy of the fund not to require signature guarantees for redemption requests of $50,000 or less unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. Upon notice to you, this policy may be changed. Currently, in addition to these requirements, if you have invested in the fund to establish an IRA, you should include the following information along with your written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not you have attained age 59-1/2; (b) a statement as to whether or not you are legally disabled; (c) a statement as to whether or not you elect to have federal income tax withheld from the proceeds of your redemption, and (d) your Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, then the preceding statement should be modified accordingly. Even if you elect not to have federal income tax withheld, you are liable for federal income tax on the taxable portion of your redemption proceeds. You may also be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholding, if any, are not adequate.

You may also request redemptions by telephone by calling BFDS at (617) 483-5000. If you do not wish to allow redemptions by telephone by any person in your account, you should decline that option on the account application. The telephone redemption feature can be used only if: (a) the proceeds are made payable to the shareholder of record and mailed to the address of record; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form;
(d) the person requesting withdrawal can provide proper identification information; and (e) the proceeds of the withdrawal do not exceed $50,000.

Shares held in retirement plans (such as IRA and IRA/SEP) or 403(b) plans may not be redeemed by telephone. AIM Distributors has made arrangements with certain dealers to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The fund , AIM Distributors, the Custodian, and BFDS will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recording of telephone transactions, requests for confirmation of your Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Shares redeemed by telephone are redeemed at their net asset value next determined after a request for redemption in proper form is received by BFDS. Orders for the redemption of shares received in proper form prior to the NYSE close on any business day of the fund will be confirmed at the price determined as of the close of that day. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE close on any business day of the fund and will be confirmed at the price determined as of the close of that day. No telephone redemption request will be accepted which specifies a particular date for redemption or which specify and special conditions.

Upon receipt of a proper request for redemption, payment is made as soon as practicable, but in any event within seven days after presentation of all required redemption documents in good order. However, in the event of a redemption of shares purchased by check, redemption proceeds will not be mailed until the check has cleared.

Taxes

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from the fund during the prior year will be sent to you. Any long-term or short-term capital gains realized from redemptions or shares of the fund will be subject to federal income tax.

The foreign, state and local tax consequences of investing in shares of the fund may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

Exchanging Shares

You may, under certain circumstances, exchange Class I Shares for Class II Shares. Class II Shares cannot be exchanged for Class I Shares.

Open Account

The following discussion of an open account is applicable only to those shareholders who hold shares of the fund directly.

The fund maintains an open account for each shareholder, under which additional fund shares acquired through reinvestment of dividends and capital gains distributions are held by State Street Bank for the shareholder's account unless the shareholder elects to receive stock certificates or to obtain dividends and distributions in cash. Stock certificates (in full shares only) are issued without charge (but only on written request) and may be redeposited at any time. It is anticipated that as a matter of convenience most shareholders will not request certificates. A shareholder receives a statement from BFDS after each acquisition or redemption of fund shares, and after each dividend or capital gains distribution.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 995-4246

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.







AIM Summit Fund, Inc.
SEC 1940 Act file number: 811-3443

[AIM LOGO]




AIM Summit Fund, Inc.
Class II Shares
                                                                     Prospectus
                                                                  March 1, 1999


AIM Summit Fund, Inc. seeks to provide growth of capital.

Class II Shares of the fund are offered to and may be purchased by the general public only through Summit Investors Plans II, a unit investment trust and certain other Plans as may be offered from time to time. Details of Summit Investors Plans II, including the creation and sales charges and the custodian charges applicable to Summit Investors Plans II, are found in the Summit Investors Plans II Prospectus. You should read both this Prospectus and the Prospectus of Summit Investors Plans II and keep these Prospectuses for future reference.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES....................................................................A-1
PRINCIPAL RISKS OF INVESTING IN THE FUND...............................................................A-1
FEE TABLE AND EXPENSE EXAMPLE..........................................................................A-2
     FEE TABLE.........................................................................................A-2
     EXPENSE EXAMPLE...................................................................................A-2
FUND MANAGEMENT........................................................................................A-3
     THE ADVISOR AND SUBADVISOR........................................................................A-3
     ADVISOR COMPENSATION..............................................................................A-3
     PORTFOLIO MANAGERS................................................................................A-3
OTHER INFORMATION......................................................................................A-4
     DIVIDENDS AND DISTRIBUTIONS.......................................................................A-4
SHAREHOLDER INFORMATION................................................................................A-5
     PRICING OF SHARES.................................................................................A-5
     SALES OF SHARES...................................................................................A-5
     REDEMPTION OF SHARES..............................................................................A-5
     OPEN ACCOUNT......................................................................................A-7
     EXCHANGING SHARES.................................................................................A-7
     DISTRIBUTION AND SERVICE (12B-1) FEES.............................................................A-7


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

CLASS II SHARES
INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is growth of capital.

The fund attempts to meet its objective by investing primarily in common stocks of companies that the fund's portfolio managers believe have the potential for growth in earnings, including small-sized growth companies, and in common stocks believed to be under-valued relative to other available investments.

The fund's portfolio managers purchase securities of companies that they believe have the potential for growth. The fund's portfolio managers usually sell a particular security when they believe the securities no longer have that potential.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of common stock fluctuates in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

The fund also may invest in common stock issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, relatively low market liquidity, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect the services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)*


     Management Fees                                                 %
                                                              -------
     Distribution and/or Service (12b-1) Fees
                                                              -------
     Other Expenses
                                                              -------
     Total Annual Fund Operating Expenses
                                                              =======


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

* The expenses set forth in the table are based on estimated average net assets of $xxx,xxx,xxx during the Fund's current fiscal year.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year            3 Years
                  ------            -------
Class II Shares   $                 $
                   ----              ----

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor), 11 Greenway Plaza, Suite 100, Houston, TX 77046, serves as the fund's investment adviser. TradeStreet Investment Associates, Inc. (the subadvisor), 101 South Tryon Street, Suite 1000, Charlotte, North Carolina 28255, a wholly-owned subsidiary of NationsBank Corp., is the fund's subadviser and provides certain investment advisory services to the Fund, subject to the overall supervision by the advisor and the Fund's Board of Directors. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

The subadvisor is a registered investment adviser managing in excess of $53 billion in assets. The subadvisor provides separate account management of domestic equity, fixed income, balanced and cash portfolio for more than 140 institutional clients.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of % of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio the first three of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor are

o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1982.

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1989.

o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1986.

o Jeffrey C. Moser, Senior Product Manager with the subadvisor, who has been responsible for the fund since 1995 and has been associated with NationsBank Texas since 1990, and the subadvisor since 1996.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

SHAREHOLDER INFORMATION

Pricing of Shares

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the fund's Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when you will not be able to purchase or redeem shares.

The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The fund prices purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

Sales of Shares

The terms of offering of Summit Investors Plans II are contained in the Prospectus of Summit Investors Plans II. The fund will not offer its Class II Shares to the general public except through Summit Investors Plans II and certain other Plans as may be offered from time to time. The fund reserves the right to reject any purchase order.

Redemption of Shares

The following discussion relates only to those investors who hold shares of the fund directly. Planholders should consult their Summit Investors Plans II Prospectus for the requirements for redemption of fund shares held in a Summit Investors Plans II.

You may redeem your shares of the fund at any time without charge, either by a written request to BFDS, or by calling BFDS at (617) 483-5000, subject to the restrictions specified below. Upon receipt by BFDS of a proper request, the fund will redeem shares in cash at the next determined net asset value. All written redemption requests must be directed to BFDS, P.O. Box 8300, Boston, Massachusetts 02266-8300, Attention: AIM Summit Fund, Inc. Any written request sent to the fund will be forwarded to BFDS and the effective date of the redemption request will be when the request is received by AIM Distributors or BFDS.

Written requests for redemption must include the following: (a) signatures of each registered owner exactly as the shares are registered; (b) the account number and number of shares to be redeemed; (c) stock certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of State Street Bank; (d) signature guarantees, as described below; and (e) any additional documents required for redemption by corporations, partnerships, trusts or other fiduciaries.

To assure proper redemption, and to protect the you, the fund, AIM Distributors and the Custodian, the fund requires that the signature of each registered shareholder be guaranteed. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the SEC. A notary public is not an acceptable guarantor. The signature guarantee(s) must appear either: (a) on the written request for redemption, which must clearly identify the exact name(s) in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed;
(b) on a stock power, which may be obtained from AIM Distributors, State Street Bank or from most banks and stockbrokers; or (c) on all share certificates tendered for redemption, in which case the signature guarantee(s) must also appear on the written request or a stock power if shares held by State Street Bank are also being redeemed. It is the present policy of the fund not to require signature guarantees for redemption requests of $50,000 or less unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. Upon notice to you, this policy may be changed. Currently, in addition to these requirements, if you have invested in the fund to establish an IRA, you should include the following information along with your written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not you have attained age 59-1/2; (b) a statement as to whether or not you are legally disabled; (c) a statement as to whether or not you elects to have federal income tax withheld from the proceeds of your redemption, and (d) your Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, then the preceding statement should be modified accordingly. Even if you elect not to have federal income tax withheld, you are liable for federal income tax on the taxable portion of your redemption proceeds. You may also be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholding, if any, are not adequate.

You may also request redemptions by telephone by calling BFDS at (617) 483-5000. If you do not wish to allow redemptions by telephone by any person in your account, you should decline that option on the account application. The telephone redemption feature can be used only if: (a) the proceeds are made payable to the shareholder of record and mailed to the address of record; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form;
(d) the person requesting withdrawal can provide proper identification information; and (e) the proceeds of the withdrawal do not exceed $50,000.

Shares held in retirement plans (such as IRA and IRA/SEP) or 403(b) plans may not be redeemed by telephone. AIM Distributors has made arrangements with certain dealers to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The fund , AIM Distributors, the Custodian, and BFDS will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recording of telephone transactions, requests for confirmation of your Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Shares redeemed by telephone are redeemed at their net asset value next determined after a request for redemption in proper form is received by BFDS. Orders for the redemption of shares received in proper form prior to the NYSE close on any business day of the fund will be confirmed at the price determined as of the close of that day. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE close on any business day of the fund and will be confirmed at the price determined as of the close of that day. No telephone redemption request will be accepted which specifies a particular date for redemption or which specify and special conditions.

Upon receipt of a proper request for redemption, payment is made as soon as practicable, but in any event within seven days after presentation of all required redemption documents in good order. However, in the event of a redemption of shares purchased by check, redemption proceeds will not be mailed until the check has cleared.

Taxes

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from the fund during the prior year will be sent to you. Any long-term or short-term capital gains realized from redemptions of shares of the fund will be subject to federal income tax.

The foreign, state and local tax consequences of investing in shares of the fund may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

Exchanging Shares

You may, under certain circumstances, exchange Class I Shares for Class II Shares. Class II Shares cannot be exchanged for Class I Shares.

Open Account

The following discussion of an open account is applicable only to those shareholders who hold shares of the fund directly.

The fund maintains an open account for each shareholder, under which additional fund shares acquired through reinvestment of dividends and capital gains distributions are held by A I M Fund Services, Inc. (AFS) for the shareholder's account unless the shareholder elects to receive stock certificates or to obtain dividends and distributions in cash. Stock certificates (in full shares only) are issued without charge (but only on written request) and may be redeposited at any time. It is anticipated that as a matter of convenience most shareholders will not request certificates. A shareholder receives a statement from AFS after each acquisition or redemption of fund shares, and after each dividend or capital gains distribution.

Distribution and Service (12b-1) Fees

The fund on behalf of the Class II Shares has adopted a 12b-1 plan that allows the Class to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Class pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 995-4246

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.














AIM Summit Fund, Inc.
SEC 1940 Act file number: 811-3443

                       STATEMENT OF ADDITIONAL INFORMATION




                              AIM SUMMIT FUND, INC.

                                 CLASS I SHARES

                                       AND

                                 CLASS II SHARES

                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                                 (713) 626-1919






                 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT
               A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
                   WITH A PROSPECTUS OF THE ABOVE-NAMED FUND,
               A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE FROM
                        AUTHORIZED DEALERS OR BY WRITING
                    A I M DISTRIBUTORS, INC., P.O. BOX 4264,
                           HOUSTON, TEXAS 77210-4264.


                               -----------------






             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999
          RELATING TO THE CLASS I SHARES PROSPECTUS DATED MARCH 1, 1999
             AND THE CLASS II SHARES PROSPECTUS DATED MARCH 1, 1999

                                TABLE OF CONTENTS

INTRODUCTION.....................................................................................................................1

PERFORMANCE INFORMATION..........................................................................................................1
         Total Return Quotations.................................................................................................3

GENERAL INFORMATION ABOUT THE FUND...............................................................................................4
         The Fund and its Capital Stock..........................................................................................4

MANAGEMENT OF THE FUND...........................................................................................................5
         Directors and Officers..................................................................................................5
         The Investment Advisor.................................................................................................11
         The Sub-Advisor........................................................................................................13
         Expenses ..............................................................................................................14
         Transfer Agent and Custodian...........................................................................................14
         Reports  ..............................................................................................................14

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................................................................15
         Reinvestment of Dividends and Distributions............................................................................15
         Qualification as a Regulated Investment Company........................................................................15
         Determination of Taxable Income of a Regulated Investment Company......................................................16
         Excise Tax on Regulated Investment Companies...........................................................................17
         Fund Distributions.....................................................................................................17
         Sale or Redemption of Fund Shares......................................................................................19
         Foreign Shareholders...................................................................................................20
         Effect of Future Legislation; Local Tax Considerations.................................................................20

SHARE PURCHASES, REDEMPTIONS AND REPURCHASES....................................................................................20
         Purchases and Redemptions..............................................................................................20
         Suspension of Right of Redemption......................................................................................21
         Valuation of Shares....................................................................................................21
         The Distribution Plan..................................................................................................21
         The Distribution Agreement.............................................................................................23

INVESTMENT STRATEGIES AND RISKS.................................................................................................24
         Investment Program.....................................................................................................24
         Common Stocks..........................................................................................................24
         Preferred Stocks.......................................................................................................24
         Convertible Securities.................................................................................................24
         Corporate Debt Securities..............................................................................................25
         U.S. Government Securities.............................................................................................25
         Real Estate Investment Trusts ("REITs")................................................................................25
         Warrants ..............................................................................................................26
         Foreign Securities.....................................................................................................26
         Foreign Exchange Transactions..........................................................................................27
         Repurchase Agreements..................................................................................................27
         Rule 144A Securities...................................................................................................28
         Illiquid Securities....................................................................................................28
         Lending of Fund Securities.............................................................................................28
         Futures Contracts......................................................................................................29

         Risks as to Futures Contracts and Related Call Options...................................................................30
         Portfolio Turnover.......................................................................................................30

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................................................................31

INVESTMENT RESTRICTIONS...........................................................................................................33

MISCELLANEOUS INFORMATION.........................................................................................................35
         Shareholder Inquiries....................................................................................................35
         Legal Matters............................................................................................................35

FINANCIAL STATEMENTS..............................................................................................................FS

                                  INTRODUCTION

         AIM Summit Fund, Inc. (formerly, Summit Investors Fund, Inc.) (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for the Class I Shares ("Class I") of the Fund is included in a Prospectus dated March 1, 1999 and information for the Class II Shares (the "Class II"), of the Fund is included in a Prospectus dated March 1, 1999, (collectively the "Classes") each of which may be obtained without charge by written request to A I M Distributors, Inc. ("AIM Distributors"). Investors may also call AIM Distributors at (800) 995-4246 or dealers authorized by AIM Distributors to distribute the Fund's shares. Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current prospectuses and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             PERFORMANCE INFORMATION

         All advertisements of the Fund will disclose the maximum creation and sales charges, imposed by Summit Investors Plans I and Summit Investors
Plans II (the "Plans") and other fees (collectively, the "Sales Charges") on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum Sales Charges, such advertisement will disclose that the Sales Charges have not been deducted in computing the performance data, and that, if reflected, the maximum Sales Charges would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         Total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for the Fund's shares reflects the deduction of the Fund's maximum Sales Charges at the time of purchase.

         The Fund's total return shows its overall change in value, including changes in share price and assuming all dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

         Total return figures for the Fund are neither fixed nor guaranteed, and no principal is insured. Performance quotations reflect historical information and should not be considered representative of the Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information published or aired by publications or other media entities which contain articles or segments relating to investment results or other data. The following is a list of such publications or media entities:

Advertising Age                    Forbes                             Nation's Business
Barron's                           Fortune                            New York Times
Best's Review                      Hartford Courant                   Pension World
Broker World                       Inc.                               Pensions & Investments
Business Week                      Institutional Investor             Personal Investor
Changing Times                     Insurance Forum                    Philadelphia Inquirer
Christian Science Monitor          Insurance Week                     USA Today
Consumer Reports                   Investor's Daily                   U.S. News & World Report
Economist                          Journal of the American            Wall Street Journal
FACS of the Week                   Society of CLU & ChFC              Washington Post
Financial Planning                 Kiplinger Letter                   CNN
Financial Product News             Money                              CNBC
Financial Services Week            Mutual Fund Forecaster             PBS
Financial World

         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

        Bank Rate Monitor                          Stanger
        Donoghue's                                 Weisenberger
        Mutual Fund Values (Morningstar)           Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

        Standard & Poor's 400 Index
        Standard & Poor's 500 Stock Index          Bond Buyer Index
        Dow Jones Industrial Average               NASDAQ
        EAFE Index                                 COFI
        Consumer Price Index                       First Boston High Yield Index
        Lehman Bond Indices

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasuries
         30 year Treasuries
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates, and may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements may disclose
(i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, or inflation.

         Although performance data may be useful to prospective investors when comparing the Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

         Additional performance information is contained in the Fund's Annual Report to Shareholders, which is available upon request without charge.

TOTAL RETURN QUOTATIONS

         The standard formula for calculating total return, as described in the Prospectus, is as follows:

                                         n
                                   P(1+T) = ERV

Where         P     =    a hypothetical initial payment of $1,000.
              T     =    average annual total return (assuming the applicable
                         maximum sales load is deducted at the beginning of the
                         1, 5, or 10 year periods).
              n     =    number of years.
              ERV   =    ending redeemable value of a hypothetical $1,000
                         payment at the end of the 1, 5, or 10 year periods (or
                         fractional portion of such period).

         The average annual total return for the Class I Shares, for the one, five and ten year periods ended October 31, 1998, was _____ %, _____% and _____%, respectively. These average annual total returns do not include the reinvestment of dividends and capital gains, and the effect of paying the separate Creation and Sales Charges and Custodian Fees associated with the purchase of Class I Shares through Summit Investors Plans I. Total returns would be lower if Creation and Sales Charges and Custodian Fees were taken into account. Shares of the Fund may be acquired by the general public only through Summit Investors Plans I and Summit Investors Plans II. Investors should consult the Prospectus of each Plan for complete information regarding Creation and Sales Charges and Custodian Fees.

         The average annual total return for Class I, for the one, five and ten year periods ended October 31, 1998, was _____%, _____% and _____%, respectively. These average annual total returns include change in share price, reinvestment of dividends and capital gains, and the effects of the separate Creation and Sales Charges and Custodian Fees assessed through Summit Investors Plans I. The average annual total returns assume an initial $1,000 lump sum investment at the beginning of each period shown with no subsequent Plan investments. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned only had they made regular monthly investments over the period. Consult the Summit Investors Plans I's Prospectus for more complete information on applicable charges and fees.

         As of October 31, 1998, Class II Shares were not available to the public.

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) = ERV

Where         P     =    a hypothetical initial payment of $1,000.
              U     =    average annual total return assuming payment of only
                         a stated portion of, or none of, the applicable maximum
                         sales load at the beginning of the stated period.
              n     =    number of years.
              ERV   =    ending redeemable value of a hypothetical $1,000
                         payment at the end of the stated period.

        Cumulative total return across a stated period may be calculated as follows:

                                         n
                                   P(1+V) = ERV

Where         P     =    a hypothetical initial payment of $1,000.
              V     =    cumulative total return assuming payment of all of, a
                         stated portion of, or none of, the applicable maximum
                         sales load at the beginning of the stated period.
              n     =    number of years.
              ERV   =    ending redeemable value of a hypothetical $1,000
                         payment at the end of the stated period.

                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS CAPITAL STOCK

        The Fund is an open-end, diversified management investment company organized as a corporation under the laws of the State of Maryland on February 17, 1982 and has an authorized capital of 1,000,000,000 shares of common stock, par value $.01 per share. The shares of the classes of the Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Fund's Board of Directors with respect to that class and, upon liquidation or dissolution of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fractional shares have the same rights as full shares to the extent of their proportionate interest. Shareholders of the Fund do not have cumulative voting rights. There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, are fully paid and non-assessable. Shares of the Fund are redeemable at the net asset value thereof at the option of the holders thereof.

        The term "majority vote" means the affirmative vote of the Fund or of a particular class of the Fund (a) more than 50% of the outstanding shares of the Fund or class or (b) 67% or more of the shares of the Fund or such class present at a meeting if more than 50% of the outstanding shares of the Fund or class are represented at the meeting in person or by proxy, whichever is less.

        Consistent with the Fund's objective of capital growth, the Fund's assets will tend to be fully invested in:

               1. Core Stocks -- These are securities issued by companies which have established a long-term record of earnings growth and which are believed by AIM, as the Fund's advisor, to be capable of sustaining such growth in the future. Generally (but not always) the common stocks of these companies will be listed on a national securities exchange.

               2. Emerging Growth Stocks -- These securities are issued by smaller growth-oriented companies. The securities of a number of such companies are traded only in the over-the-counter market. Such securities may not have widespread interest among institutional investors. Accordingly, such securities may present increased opportunity for gain if significant institutional investor interest subsequently develops, but may also involve additional risk of loss in the event of adverse developments because of the limited market for such securities. The business prospects and earnings of emerging growth companies may be subject to more rapid or unanticipated changes than in the case of larger, better established concerns.

               3. Value-Oriented Stocks -- These are stocks which are believed to be currently undervalued relative to other available investments. Since this belief may be based upon projections made by the Fund's advisor or sub-advisor of earnings, dividends or price-earnings ratios (which projections may differ significantly from similar projections made by other investors), the Fund's ability to realize capital appreciation on value-oriented stocks may be more dependent upon the advisor's and sub-advisor's capabilities than is the case with other types of securities in which the Fund may invest.

        In anticipation of or in response to adverse market conditions or for cash management purposes, the Fund may hold all or a portion of its assets in cash, money market securities, bond or other debt securities. As a result, the Fund may not achieve its investment objective. Such money market instruments will consist of obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances, time deposits, master notes and other obligations of domestic banks having total assets of at least $500 million; and commercial paper rated in the highest category by a nationally recognized statistical rating organization.

        The Fund may make short sales or maintain a short position in securities if at all times when such a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable at no added cost for at least an equal amount of such securities.

        The receipt by the Fund of new money primarily through the medium of continuing investments under systematic investment plans may tend to produce a more even rate of influx than is the case with other funds. This may furnish a base for a gradual and planned accumulation of positions in individual portfolio securities when such a program is deemed to be appropriate. One example of how this concept could be employed is through a program of "dollar-cost averaging" in the purchase of securities for the Fund. "Dollar-cost averaging" involves the purchase of a fixed dollar amount of stock of a company at regular intervals. The number of shares of stock obtained upon each purchase will therefore vary with the price of the stock, with more shares being obtained as the price to the stock declines and fewer shares being obtained as the price of the stock increases. Such a program could be hampered by increased redemptions of the Fund's shares which would reduce amounts available for investment by the Fund.

        As of December 15, 1998, no person owned of record or is known by the Fund to own of record or beneficially 5% or more of Class I Shares' outstanding equity securities. AIM provided the initial capitalization for Class II Shares and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of the Class. The Fund expects that the sale of Class II Shares to Summit Investors Plans II Prospectus will promptly reduce the percentage of the shares owned by AIM to less than 1% of the total shares outstanding. As of December 1, 1998, the directors and officers of the Fund as a group owned beneficially less than 1% of the Fund's outstanding shares.

        The Board of Directors of the Fund may classify or reclassify any unissued shares into shares of any class or classes in addition to that already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualification, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the laws of the State of Maryland and the Investment Company Act of 1940, as amended (the "1940 Act").

                             MANAGEMENT OF THE FUND

        The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with the Fund's advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the investment objective and policies of the Fund and to the general supervision of the Fund's Board of Directors.

DIRECTORS AND OFFICERS

        The directors and officers of the Fund and their principal occupations during the last five years are set forth below. All of the Fund's executive officers hold similar offices with some or all of the other investment companies advised by A I M Advisors, Inc. (the "AIM Funds"). Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

                                    Position(s) Held       Principal Occupation(s) During,
Name, Address and Age               with Registrant        At Least, the Past 5 years
---------------------------------------------------------------------------------------------------------------
*Charles T. Bauer (79)              Chairman and           Chairman of the Board of Directors, A I M
                                    Director               Management Group Inc., A I M Advisors, Inc.,
                                                           A I M Capital Management, Inc., A I M Distributors,
                                                           Inc., A I M Fund Services, Inc. and Fund
                                                           Management Company; and Director and Vice
                                                           Chairman of AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
Bruce L. Crockett,  (54)            Director               Director, ACE Limited (insurance company).
906 Frome Lane                                             Formerly Director, President and Chief Executive
McLean, VA 22102                                           Officer, COMSAT Corporation; and Chairman,
                                                           Board of Governors of INTELSAT (international
                                                           communications company).
---------------------------------------------------------------------------------------------------------------
Owen Daly II  (74)                  Director               Director, Cortland Trust Inc. (investment company).
Six Blythewood Road                                        Formerly, Director, CF & I Steel Corp., Monumental
Baltimore, MD 21210                                        Life Insurance Company and Monumental General
                                                           Insurance Company; and Chairman of the Board of
                                                           Equitable Bancorporation
---------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. (63)            Director               Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                                Mortgage Corp. Formerly, Vice Chairman of the
Baltimore, MD 21201                                        Board of Directors and President, Mercantile - Safe
                                                           Deposit & Trust Co.; and President, Mercantile
                                                           Bankshares.
---------------------------------------------------------------------------------------------------------------
Jack Fields (46)                    Director               Chief Executive Officer, Texana Global, Inc.
Jetero Plaza, Suite E                                      (foreign trading company) and Twenty-First
8810 Will Clayton Parkway                                  Century Group, Inc. (governmental affairs
Humble, TX 77338                                           company).  Formerly, Member of the U.S. House of
                                                           Representatives.
---------------------------------------------------------------------------------------------------------------
**Carl Frischling (61)              Director               Partner, Kramer, Levin, Naftalis & Frankel LLP (law
919 Third Avenue                                           firm).  Formerly, Partner, Reid & Priest (law firm).
New York, NY 10022
---------------------------------------------------------------------------------------------------------------


--------
      * A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

     ** A director who is an "interested person" of the Fund as defined in the 1940 Act.

---------------------------------------------------------------------------------------------------------------
                                    Position(s) Held       Principal Occupation(s) During,
Name, Address and Age               with Registrant        At Least, the Past 5 years
---------------------------------------------------------------------------------------------------------------
*Robert H. Graham (51)              Director and           Director, President and Chief Executive Officer,
                                    President              A I M Management Group Inc.; Director and
                                                           President, A I M Advisors, Inc.; Director and Senior
                                                           Vice President, A I M Capital Management, Inc.,
                                                           A I M Distributors, Inc., A I M Fund Services, Inc.
                                                           and Fund Management Company; and Director,
                                                           AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis (48)             Director               Chief Executive Officer YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                Commissioner, New York City Department for the
New York, NY 10118                                         Aging; and Member of the Board of Directors,
                                                           Metropolitan Transportation Authority of New York
                                                           State.
---------------------------------------------------------------------------------------------------------------
Lewis F. Pennock (56)               Director               Attorney, private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, Texas 77057
---------------------------------------------------------------------------------------------------------------
Ian W. Robinson (75)                Director               Formerly, Executive Vice President and Chief
183 River Drive                                            Financial Officer, Bell Atlantic Management
Tequesta, Florida 33469                                    Services, Inc. (provider of centralized management
                                                           services to telephone companies); Executive
                                                           Vice President, Bell Atlantic Corporation
                                                           (parent of seven telephone companies); and Vice
                                                           President and Chief Financial Officer, Bell
                                                           Telephone Company of Pennsylvania and Diamond State
                                                           Telephone Company.
---------------------------------------------------------------------------------------------------------------
Louis S. Sklar (59)                 Director               Executive Vice President, Development and
Transco Tower, 50th Floor                                  Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                        (real estate development).
Houston, Texas 77056
---------------------------------------------------------------------------------------------------------------
***John J. Arthur (54)              Senior Vice            Director and Senior Vice President, A I M Advisors,
                                    President and          Inc.; and Vice President and Treasurer,
                                    Treasurer              A I M Management Group Inc.
---------------------------------------------------------------------------------------------------------------
Gary T. Crum (51)                   Senior Vice            Director and President, A I M Capital Management,
                                    President              Inc.; Director and Senior Vice President, A I M
                                                           Management Group Inc. and A I M Advisors, Inc.;
                                                           and Director, A I M Distributors, Inc. and
                                                           AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------


--------
     * A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.

     ***  Mr. Arthur and Ms. Relihan are married to each other.

---------------------------------------------------------------------------------------------------------------
                                    Position(s) Held       Principal Occupation(s) During,
Name, Address and Age               with Registrant        At Least, the Past 5 years
---------------------------------------------------------------------------------------------------------------
***Carol F. Relihan (44)            Senior Vice            Director, Senior Vice President, General Counsel
                                    President and          and Secretary, A I M Advisors, Inc.; Senior Vice
                                    Secretary              President, General Counsel and Secretary,
                                                           A I M Management Group Inc.; Director, Vice
                                                           President and General Counsel, Fund Management
                                                           Company; General Counsel and Vice President, A I M
                                                           Fund Services, Inc.; and Vice President A
                                                           I M Capital Management, Inc. and A I M
                                                           Distributors, Inc.
---------------------------------------------------------------------------------------------------------------
Dana R. Sutton (39)                 Vice President         Vice President and Fund Controller, A I M
                                    and Assistant          Advisors, Inc.; and Assistant Vice President and
                                    Treasurer              Assistant Treasurer, Fund Management Company.
---------------------------------------------------------------------------------------------------------------
Melville B. Cox (55)                Vice President         Vice President and Chief Compliance Officer, A I M
                                                           Advisors, Inc., A I M Capital Management, Inc.,
                                                           A I M Distributors, Inc., A I M Fund Services, Inc.
                                                           and Fund Management Company.
---------------------------------------------------------------------------------------------------------------
Jonathan C. Schoolar (37)           Vice President         Senior Vice President, A I M Capital Management,
                                                           Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------

        The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

        The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Vice Chairman), Fields, Frischling, Pennock, Robinson (Chairman), Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

        The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Vice Chairman), Dunn, Fields, Frischling, Pennock, Robinson, Sklar (Chairman) and Ms. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

        The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields (Vice Chairman), Pennock, Robinson, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.

Remuneration of Directors

        Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director of the Fund is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

        Set forth below is information regarding compensation paid or accrued for each director of the Fund:

==================================================================================================
             DIRECTOR                        Estimated            RETIREMENT             TOTAL
             --------                       COMPENSATION           BENEFITS          COMPENSATION
                                            FROM FUND(1)           ACCRUED           FROM ALL AIM
                                            ------------         BY ALL AIM           FUNDS(3)
                                                                  FUNDS(2)
                                                                -------------         ------------
Charles T. Bauer                            $          0        $           0         $          0
--------------------------------------------------------------------------------------------------
Bruce L. Crockett                                [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Owen Daly II                                     [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Edward K. Dunn                                   [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Jack Fields                                      [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Carl Frischling(4)                               [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Robert H. Graham                                       0                    0                    0
--------------------------------------------------------------------------------------------------
John F. Kroeger (5)                              [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Prema Mathai-Davis                               [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Lewis F. Pennock                                 [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Ian Robinson                                     [     ]              [     ]               [    ]
--------------------------------------------------------------------------------------------------
Louis S. Sklar                                   [     ]              [     ]               [    ]
==================================================================================================

----------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended October 31, 1998, including interest earned thereon, was $_____.

(2) During the fiscal year ended October 31, 1998, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $______. Data reflects compensation for the calendar year ended December 31, 1998.

(3) Each Director serves as director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects compensation earned during the calendar year ended December 31, 1998.

(4) During the fiscal year ended October 31, 1998, the Fund paid $_____ in legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP. Mr. Frischling is a partner in such firm.

(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Fund. Of the amount listed above, $_____ was compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998, Mr. Kroeger's widow will receive his pension as described below under "AIM Fund Retirement Plan for Eligible Directors/Trustees."

AIM Funds Retirement Plan for Eligible Directors/Trustees

        Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc., or any of its subsidiaries) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by A I M Advisors, Inc. ("AIM") or its subsidiaries (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

        Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 11, 11, 0,1, 21, 20, [21], 6, 11, 8 and 0 years, respectively.

                       ESTIMATED BENEFITS UPON RETIREMENT

                            Annual Compensation Paid
                                By All AIM Funds


==============================================
                                       $80,000
Number of                 10           $60,000
Years of                   9           $54,000
Service With               8           $48,000
the AIM                    7           $42,000
Funds                      6           $36,000
                           5           $30,000
==============================================

        Deferred Compensation Agreements

        Messrs. [Daly, Frischling, Kroeger, Robinson and Sklar] (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

THE INVESTMENT ADVISOR

        The Fund has entered into an Investment Advisory Agreement, (the "Advisory Agreement") with AIM. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM was organized in 1976, and, together with its subsidiaries, advises or manages over 90 investment company portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

        AIM and the Fund have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics; (b) to file reports or duplicate confirmations regarding such transactions; (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund; and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

        A I M Capital Management, Inc., ("AIM Capital") a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts. AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, acts as principal underwriter of other registered investment companies advised or managed by AIM.

        Pursuant to the terms of the Advisory Agreement, AIM: (a) supervises all aspects of the operations of the Fund; (b) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund, and whether concerning the individual issuers whose securities are included in the Fund or the activities in which such issuers engage, or with respect to securities which AIM considers desirable for inclusion in the

Fund; (c) determines which issuers and securities shall be represented in the Fund's investment portfolio and regularly reports thereon to the Fund's Board of Directors; and (d) formulates and implements continuing programs for the purchases and sales of the securities of such issuers and regularly reports thereon to the Fund's Board of Directors; and takes, on behalf of the Fund, all actions which appear to the Fund necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Fund. Subject to the approval of the Board of Directors and the shareholders of the Fund, AIM may delegate to a sub-advisor certain of its duties, provided that AIM shall continue to supervise the performance of any such sub-advisor. AIM entered into a sub-advisory agreement with TradeStreet as described below. AIM maintains a trading desk and selects the core stocks which generally comprise approximately 50% of the Fund's portfolio and the emerging growth stocks which generally comprise 35% of the Fund's portfolio. The remainder of the Fund's portfolio is invested in value-oriented stock selected by the sub-advisor.

        As compensation for its services, AIM receives an annual fee, calculated daily and paid monthly, at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. Although the advisory fee rate paid by the Fund is higher than that paid by other investment companies, many of those investment companies are a different size or have different objectives than the Fund. The effective rate of fees and expenses paid by the Fund at its current size is lower than that for other funds with similar investment objectives.

        The portion of the Fund's portfolio invested in core stocks and in emerging growth and value oriented stocks is determined by AIM.

        AIM may from to time waive or reduce its fee. Fee waivers or reductions, other than those set forth in the Advisory Agreement, may be rescinded, however, at any time without further notice to investors, provided, however, that the discontinuance of each fee waiver will be approved by the Board of Directors of AIM. The Fund will retain its ability to be reimbursed for such fee waivers prior to the end of the fiscal year.

        The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by (i) the Fund's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of assignment, as defined in the 1940 Act.

        The Advisory Agreement provides that upon the request of the Fund's Board of Directors, AIM may perform, or arrange for the performance of, certain accounting, shareholder servicing and other administrative services to the Fund that are not required to be performed by AIM under the Advisory Agreement. For such services, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be agreed upon by AIM and the Fund's Board of Directors upon a finding by the Board of Directors that the provision of such services is in the best interests of the Fund and its shareholders.

        The Board of Directors has made such a finding and, accordingly, has entered into an Administrative Services Agreement, with AIM (the "Administrative Services Agreement"). Under the Administrative Services Agreement, AIM currently provides the services of a principal financial officer and his staff, who maintain the financial accounts and books and records of the Fund, including the calculation of the daily net asset value of the Fund, and prepare tax returns and financial statements for the Fund and also is reimbursed for any expenses related to providing such services, as well as the services of staff responding to various shareholder inquiries. The Administrative Services Agreement will continue year to year, provided that it is specifically approved at least annually by (i) the Fund's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the NonInterested Directors by votes cast in person at a meeting called for such purpose. In addition, a sub-contract between AIM and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS may perform certain shareholders services for the Fund which are not required to be performed by AIM under the Advisory Agreement. Currently, AFS provides certain shareholders services for the Fund. For such services, while AFS is entitled to receive from AIM such reimbursement of its costs associated with providing those services as may be approved by the Board of Directors, AFS does not presently receive any such reimbursement.

        During the fiscal years ended October 31, 1998, 1997 and 1996, AIM received management and advisory fees from the Fund of $_____, $9,353,715 and $7,360,028, respectively. See "Expenses."

        For the fiscal years ended October 31, 1998, 1997 and 1996, AIM was reimbursed $_____, $67,450 and $63,439, respectively, for costs associated with performing administrative services.

THE SUB-ADVISOR

        NationsBank of Texas, N.A. ("NationsBank Texas"), served as the Fund's sub-advisor pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). NationsBank Corp., a bank holding company ("NationsBank, Corp."), indirectly holds 100% of the voting stock of NationsBank Texas. TradeStreet Investment Associates, Inc. ("TradeStreet"), 101 South Tryon Street, Suite 1000, Charlotte, North Carolina 28255, is a wholly owned subsidiary of NationsBank, Corp. and a registered investment advisor.

        Pursuant to the terms of the Sub-Advisory Agreement, AIM has appointed TradeStreet, to provide certain investment advisory services to the Fund, subject to the overall supervision by AIM and the Fund's Board of Directors. As Sub-Advisor, TradeStreet shall: (a) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund, and whether concerning the individual issuers whose securities are included in the Fund or the activities in which such issuers engage, or with respect to securities which it or AIM considers desirable for inclusion in the Fund's investment portfolio; and (b) to the extent requested by AIM, determine which issues and securities shall be represented in the Fund's investment portfolio, formulate programs for the purchases and sales of such securities and regularly report thereon to AIM. In performing these services, TradeStreet, is required to comply with all applicable provisions of federal or state law, including the applicable provisions of the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to the terms of the Sub-Advisory Agreement, TradeStreet, under AIM's supervision, will determine the value-oriented stocks to be purchased or sold by the Fund. It is anticipated that approximately 25% of the Fund's portfolio will be invested in value-oriented stocks, although that percentage may change from time to time as deemed advisable by AIM based upon current market conditions.

        As compensation for its services, AIM pays TradeStreet an annual fee, calculated daily and paid monthly, at an annual rate of 0.50% of the first $10 million of the Fund's average daily net assets, 0.35% of the next $140 million of the Fund's average daily net assets, 0.225% of the Fund's average daily net assets in excess of $150 million and less than $700 million and 0.15% of the Fund's average daily net assets in excess of $700 million. The sub-advisor's fee is paid to TradeStreet by AIM from the advisory fee which AIM receives from the Fund.

        The Sub-Advisory Agreement will continue year to year, provided that it is specifically approved at least annually by (i) the Fund's Board of Directors or a vote of "a majority of the outstanding voting securities" of the Fund (as defined by the 1940 Act), and (ii) by the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

        For the period November 1, 1995 through March 31, 1996, NationsBank Texas received fees from AIM of $958,342. For the fiscal year ended October 31, 1998 and 1997 and for the period April 1, 1996 through the fiscal year ended October 31, 1996, TradeStreet received fees from AIM of $______, $2,921,391 and $1,454,982, respectively. See "Expenses."

EXPENSES

        All of the ordinary business expenses incurred in the operations of the Fund and the offering of its shares shall be borne by the Fund unless specifically provided otherwise in the Advisory Agreement. These expenses borne by the Fund include but are not limited to brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors' and shareholders' meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Fund in reports and notices to shareholders, the fees and other expenses incurred by the Fund in connection with membership in investment company organizations and the cost of pricing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

TRANSFER AGENT AND CUSTODIAN

        State Street Bank and Trust Company ("State Street Bank") acts as a transfer agent for the Class I Shares. The transfer agent's administrative duties have been delegated by State Street Bank to its partially-owned affiliate, Boston Financial Data Services, Inc. ("BFDS"). State Street Bank and BFDS receive such compensation from the Fund for their services in such capacities as are agreed to from time to time by State Street Bank and the Fund. The address of State Street Bank and of BFDS is P.O. Box 8300, Boston, Massachusetts 02266-8300. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as a transfer and dividend disbursing agent for Class II Shares. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

        State Street Bank acts as custodian for the Fund's portfolio securities and cash. The Fund pays the Custodian and the Transfer Agent such compensation as may be agree upon from time to time.

REPORTS

        The Fund will furnish shareholders semi-annually with a list of the investments held in the Fund's portfolio and its financial statements. The annual financial statements will be audited by the Fund's independent certified public accountants. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the Fund's independent certified public accountants to audit the Fund's books and review the Fund's tax returns.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

        It is the present policy of the Fund to declare and pay annually net investment income dividends and capital gains distributions. It is the Fund's intention to distribute substantially all of its net investment income and capital gains by the end of the calendar year. In determining the amount of capital gains, if any, available for distribution, net capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested at the net asset value determined on the record date in full and fractional shares of the Fund unless the shareholder has elected prior to the record date, by written notice to Boston Financial Data Services, Inc. ("BFDS"), P.O. Box 8300, Boston, Massachusetts 02266-8300, Attention: AIM Summit Fund, Inc., to receive all such payments in cash. Such reinvestments will not be subject to sales charges and shares so purchased will be automatically credited to the account of the shareholder.

        Changes in the form of dividend and distribution payments may be made by the shareholder at any time and will be effective as to any subsequent payment if such notice is received by BFDS prior to the applicable record date. Any dividend and distribution election will remain in effect until BFDS receives a revised written election by the shareholder.

        No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Because shares of the Fund may be purchased by individual investors, through Summit Investors Plans I and Summit Investors Plans II or other contractual plans, the following discussion is addressed only to individual (rather than corporate) investors.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

        The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

        In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

        The Fund may use "equalization accounting" in determine the portion of its net investment income and capital gain net income that has been distributed. If the Fund that elects to use equalization accounting, it will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that the Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, the Fund may be liable for additional federal income tax.

        In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

        If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

        In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

        In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or
(c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will generally be treated as a short-term capital gain or loss. In the case of covered options, gain or loss may be long-term.

        Some of the forward foreign currency exchange contracts, options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% for non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

        Other hedging transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date) unless the closed transaction exception applies.

        Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving Section 1256 contracts or constructive sales.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

        A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        For purposes of the excise tax, a regulated investment company must (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for any calendar year and (2) unless it has made a taxable year election, exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

        The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that the Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

        The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

        The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20%), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. If the Fund elects to use equalization accounting, however, a shareholder will be less likely to be taxed on gain recognized prior to the date the shareholder acquires his shares since such gain will in many cases have been allocated to shares of the Fund that have previously been redeemed. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

        Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3)and(4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

        Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

        Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

        Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

        Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

        In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

        Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service ("IRS").

        The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that it is an "exempt recipient."

SALE OR REDEMPTION OF FUND SHARES

        A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extent otherwise provided in future Treasury regulations, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

        If a shareholder (i) incurs a sales load in acquiring shares of the Fund, (ii) disposes of such shares less than 91 days after they are acquired and
(iii) subsequently acquires shares of the same or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

        Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

        If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

        In the case of foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

        Foreign persons who file a United States tax return after December 31, 1996, for a U.S. Tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

        The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

        Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                  SHARE PURCHASES, REDEMPTIONS AND REPURCHASES

PURCHASES AND REDEMPTIONS

        The terms of offering of Fund shares and the methods of accomplishing redemption are set forth in full in the Fund's Prospectuses and in Summit Investors Plans I and Summit Investors Plans II Prospectuses.

SUSPENSION OF RIGHT OF REDEMPTION

        The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

VALUATION OF SHARES

        In accordance with the current rules and regulations of the SEC, the net asset value of a Fund share is determined as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day in which the NYSE is open for trading. Net asset value is determined by dividing the value of the Fund's securities, cash and other assets (including accrued expenses but excluding capital and surplus), by the number of shares outstanding. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles. Portfolio securities are valued using market values, if available. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE are generally used.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sale price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sale price on the valuation date, or absent a last sales price, at the closing bid price on that day, option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; and futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the independent pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair market value are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

        Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

THE DISTRIBUTION PLAN

        The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class II Shares of the Fund (the "Plan"). The Plan provides that the Class II Shares pay 0.30% per annum of its average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class II Shares. The Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class II Shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class II Shares of the Fund and who provide continuing personal services to their customers who own Class II Shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

        Of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

          Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

        Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

        The Plan is subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

        AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee for Class II Shares, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

        Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plan. These payments are an obligation of the Fund and not of AIM Distributors. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law.

        The Plan require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plan.

        As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Non-Interested Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Class II Shares of the Fund and its respective shareholders.

        The Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

        Unless the Plan is terminated earlier in accordance with its terms, the Plan continues as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Non-Interested Directors.

        The Plan may be terminated by the vote of a majority of the Non-Interested Directors, or, by the vote of a majority of the outstanding voting securities of that class.

        Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Non-Interested Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Non-Interested Directors is committed to the discretion of the Non-Interested Directors.

THE DISTRIBUTION AGREEMENT

        The Fund has entered into a Distribution Agreement (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, which in turn is a wholly owned subsidiary of AIM Management, under which the Fund will issue shares at net asset value to State Street Bank and Trust Company, as custodian for Summit Investors Plans I and Summit Investors Plans II ("State Street Bank" or the "Custodian"). The address of AIM Distributors is P.O. Box 4264, Houston, Texas 77210-4264. AIM Distributors acts as sponsor and principal underwriter of Summit Investors Plans I and Summit Investors Plans II. AIM Distributors does not receive any fee from the Fund pursuant to the Distribution Agreement. The Distribution Agreement provides that AIM Distributors will pay promotional expenses, including the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature. AIM Distributors has not undertaken to sell any specified number of shares of the Fund. The Fund or AIM Distributors may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of assignment. Certain directors and officers of the Fund are affiliated with AIM Distributors and AIM Management.

                         INVESTMENT STRATEGIES AND RISKS

INVESTMENT PROGRAM

        The Fund's investment objective and the methods by which the Fund seeks to achieve that objective is set forth in the Prospectus under the caption "Investment Objectives and Strategies" and "Principle Risk of Investing in the Fund." It is the current policy of the Fund not to purchase or own the common stock of any company which, in the opinion of AIM, derives a substantial portion of its revenues from the manufacture of alcoholic beverages or tobacco products or the operation of gambling establishments. In the opinion of management based upon current conditions, such policy will not have a significant effect on the investment performance of the Fund. This policy may be modified or rescinded by the Fund's Board of Directors without shareholder approval.

COMMON STOCKS

        The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

PREFERRED STOCKS

        The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES

        The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, it invests without regard to corporate bond ratings.

CORPORATE DEBT SECURITIES

        The Fund may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, the Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.

U.S. GOVERNMENT SECURITIES

        The Fund may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its' agencies and instrumentalities do not guarantee the market value of their securities and consequently the values of such securities fluctuate.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

        The Fund may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 10% of the total assets of the Fund.

        REITs are trusts which sell equity or debt securities to investors and use the proceeds to invests in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

        To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

        In addition to the risks described above, equity REITs may be affected by and changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

WARRANTS

        The Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

FOREIGN SECURITIES

        The Fund has reserved the investment flexibility to invest up to 20% of its total assets in foreign securities. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. The Fund may also purchase securities of foreign issuers which are in the form of American Depository Receipts ("ADRs"), European Depository receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. ADRs, EDRs, and other securities representing underlying securities of foreign issuers are included in the percentage limitations applicable to the Fund's investments in foreign securities. To the extent it invests in securities denominated in foreign currencies, the Fund bears the risks of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets.

        Investments by the Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies including Eurodollar, Yankee dollar and other foreign obligations, may entail some or all of the risks set forth below. Investments by the Fund in ADRs and EDRs may entail certain political and economic risks and regulatory risks described below.

        Currency Risk. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

        Political and Economic Risk. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different economic and political forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

        Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

        Market Risk. The securities markets in many of the countries in which the Fund may invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

        Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

        The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.

FOREIGN EXCHANGE TRANSACTIONS

        Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. The Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.

REPURCHASE AGREEMENTS

        The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller (usually a broker or a bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security of the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are not included in the Fund's restrictions on lending. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

RULE 144A SECURITIES

        The Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

ILLIQUID SECURITIES

        The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. The Fund's Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A restricted securities on behalf of the Fund and monitoring AIM's implementation of the guidelines and procedures. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

LENDING OF FUND SECURITIES

        The Fund may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Fund. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

FUTURES CONTRACTS

        The Fund may purchase and sell stock index futures contracts in order to hedge the value of its portfolio against changes in market conditions. In cases of purchases of stock index futures contracts, an amount of liquid assets, equal to the cost of the stock index futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such stock index futures contracts is unleveraged. Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a stock index futures contract. Initially, the Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that stock index futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the stock index futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where the Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the stock index futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the stock index futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Stock Index Futures Contracts

        A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Fund will only enter into domestic stock index futures. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the S&P's 500 Stock Index, the NYSE Composite Index, the American Stock Exchange Major Market Index, the NASDAQ - 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. The Fund will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which it intends to purchase. When the Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of the Fund's portfolio of securities, the Fund may sell stock index futures contracts. Generally, the Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the futures contract. The Fund may also write call options with respect to such futures contracts. As the writer of a call option on a futures contract, the Fund would be required to assume a short position in a futures contract at a specified exercise price if the option is exercised during the option period. If the option is exercised on the last trading date prior to the expiration date of the option, the settlement of the option will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the underlying futures contract on the expiration date. The Fund may purchase or sell futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits and premiums on open positions with respect to futures contracts and related call options would not exceed 5% of the market value of the Fund's total assets.

RISKS AS TO FUTURES CONTRACTS AND RELATED CALL OPTIONS

        There are several risks in connection with the use of stock index futures contracts and related call options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stocks, which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stocks, the Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stocks, which are the subject of the hedge. The use of call options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the call option.

        Successful use of hedging instruments by the Fund is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of particular stock indices. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

        It is also possible that where the Fund has sold stock index futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, the Fund would lose money on the stock index futures contracts and also experience a decline in the value of its portfolio securities.

        Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Fund intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a stock index futures or option position at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in stock index futures contracts will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause the Fund to suffer losses which it would not otherwise sustain.

PORTFOLIO TURNOVER

        Consistent with its objective of capital growth, the Fund does not intend to engage in substantial short-term trading. However, the Fund reserves the right to dispose of any security without regard to the period of time it has been held and to take short-term or long-term profits when such action is consistent with its investment program. The Fund's historical portfolio turnover rates are included in the Financial Highlights table in the Prospectus. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. The Fund's turnover may vary greatly from year to year and may exceed 100% during years when the Fund has taken a significant defensive position or otherwise makes changes in the investment strategies which it pursues consistent with its overall investment objective. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

General Brokerage Policy

        AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

        Some of the securities in which the Fund invests are traded in over-the-counter markets. In such transactions, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

        Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

        AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by AIM or AIM Capital (collectively, the "AIM Funds") in particular, including sales of the Fund and of the other AIM Funds. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

        AIM will seek, whenever possible, to recapture for the benefit of the Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

        The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Fund, provided the conditions of an exemptive order received by the Fund from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Allocation of Portfolio Transactions

        AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

        Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

Section 28(e) Standards

        Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

        Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Fund's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

        The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

        In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

Transaction With Regular Brokers

        As of October 31, 1998, the Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and PaineWebber Group having a market value of $_____ and $_____, respectively. As of October 31, 1998, the Fund was a party to a repurchase agreement, having a market value of $_____, with SBC Warburg Inc., a regular broker of the Fund, as that term is defined in Rule 10b-1 under the 1940 Act.

Brokerage Commissions Paid

        For the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $_____, $2,573,656 and $3,138,280, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of the Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $_____ and the related brokerage commissions were $_____.

        No brokerage commissions were paid by the Fund to any broker who is an affiliated person of the Fund, an affiliated person of such person or an affiliated person of the Fund, the Fund's principal underwriter, or AIM.

Portfolio Turnover

        The decrease in portfolio turnover rate from 1996 to 1997 resulted from strong corporate earnings and thus a reduced need to restructure the Fund's portfolio holdings.

                             INVESTMENT RESTRICTIONS

        The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize (but cannot eliminate) certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Fund's assets which may be concentrated in any specific industry or issue. The most significant of these restrictions provide that the Fund will not purchase a security if as a result of such purchase:

        (1) More than 25% of the value of the Fund's total assets would be invested in the securities of issuers primarily engaged in the same industry, except that this restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities;

        (2) More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except that this restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or repurchase agreements pertaining to such securities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

        (3) The Fund would own more than 10% of the outstanding voting securities of any issuer or more than 10% of any class of securities of an issuer, with the debt and preferred stock of an issuer each considered to be a separate single class for this purpose, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        Also the Fund will not:

        (4) Purchase or hold securities of any issuer if the Fund has knowledge that the officers and directors of the Fund and its investment advisor collectively own beneficially more than 5% of the outstanding securities of such issuer. (Individual holdings of less than 1/2 of 1% will not be counted for the purpose of this restriction.)

        (5) Borrow money or issue senior securities, except that the Fund may borrow from banks for temporary or emergency purposes in amounts up to 10% of the value of its total assets at the time of borrowing. (This provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests if they should occur and is not for leverage purposes. Any borrowings by the Fund will be repaid prior to the purchase of additional portfolio securities.)

        (6)    Underwrite securities issued by any other person.

        (7) Invest in real estate or purchase oil, gas or mineral interests, except that this restriction does not apply to marketable securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein, or to securities issued by companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals.

        (8)    Buy or sell commodities or commodity futures contracts.

        (9) Make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment program, and (b) by entering into repurchase agreements; provided that the Fund may lend its portfolio securities so long as the value of securities loaned by it does not exceed an amount equal to 331/3% of the Fund's total assets.

        (10) Purchase securities on margin, except to the extent necessary for the clearance of its securities transactions.

        (11) Make short sales of securities or maintain a short position in securities unless at all times when a short position is open, the Fund owns at least an equal amount of such securities or owns securities convertible into or exchangeable for at least an equal amount of such securities, and unless not more than 10% of the Fund's total assets (taken at current value) is held as collateral for such short sales at any one time.

        (12) Invest in companies for the purpose of exercising control or management except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        (13)   Purchase or sell puts or purchase calls.

        The foregoing percentage limitations will be calculated by giving effect to such purchase and will be based upon values at the time of purchase. The Fund may retain any security purchased by it notwithstanding changes in the value of its assets occurring subsequent to the time of any such purchase.

        The foregoing investment restrictions are matters of fundamental policy which may not be changed without the vote of a majority of the Fund's outstanding shares. In addition to the foregoing restrictions and subject to amendment by the Board of Directors of the Fund, the Fund may not invest more than 5% of its total assets in financial futures contracts or related call options.

                            MISCELLANEOUS INFORMATION

SHAREHOLDER INQUIRIES

        Shareholder inquiries concerning the status of an account should be directed to AIM Distributors by calling (800) 995-4246.

LEGAL MATTERS

        The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Fund.

                              FINANCIAL STATEMENTS





                                       FS

                            PART C:  OTHER INFORMATION


Item 23.     Exhibits

          (a)    (1)  -     Articles of Incorporation, of the Registrant, as
                            filed with the State of Maryland on February 17, 1982, were filed as an Exhibit to Registrant's
                            Pre-Effective Amendment No. 1 on Form N-1 filed on
                            September 30, 1982, and were filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 19 on February 27, 1996, and are incorporated by reference herein.

                 (2)  -     Articles of Amendment to the Articles of
                            Incorporation, as filed with the State of Maryland on September 16, 1982, were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on Form
                            N-1 filed on September 30, 1982, and were filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996, and are incorporated by reference herein.

                 (3)  -     Articles of Amendment to the Articles of
                            Incorporation, as filed with the State of Maryland on September 30, 1982, were filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 19 on February 27, 1996, and are incorporated by reference herein.

                 (4)  -     Articles of Amendment to the Articles of
                            Incorporation, as filed with the State of Maryland on November 23, 1988, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 on Form
                            N-1A filed on September 12, 1988, and were filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996, and are incorporated by reference herein.

                 (5)  -     Articles Supplementary to the Articles of
                            Incorporation as filed with the State of Maryland on December 21, 1998, is filed electronically herewith.

                 (6)  -     Articles of Amendment to the Articles of
                            Incorporation as filed with the State of Maryland on December 21, 1998, is filed electronically herewith.

          (b)    (1)  -     By-Laws of the Registrant were filed as an Exhibit
                            to Registrant's Pre-Effective Amendment No. 1 on
                            Form N-1 filed on September 30, 1982.

                 (2)  -     Amended By-Laws of the Registrant as adopted on
                            February 18, 1987, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 10 on
                            Form N-1A filed on April 28, 1989.

                 (3)  -     Amended By-Laws of the Registrant as adopted on May
                            24, 1988, were filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 10 on Form N-1A filed on April 28, 1989.

                 (4)  -     Amended and Restated By-Laws of the Registrant as
                            adopted on June 11, 1989, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on
                            Form N-1A filed on April 30, 1990, and were filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (5)  -     First Amendment to the Amended and Restated By-Laws
                            of the Registrant as adopted on May 3, 1991, was filed as an Exhibit to Registrant's Post-Effective
                            Amendment No. 13 on Form N-1A filed on April 30,
                            1992, and was filed
                            electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (6)  -     Second Amendment to the Amended and Restated
                            By-Laws of the Registrant as adopted on March 14, 1995, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                            February 27, 1996.

                 (7)  -     Amended and Restated By-Laws of the Registrant as
                            adopted on December 11, 1996, were filed electronically as an Exhibit with Registrant's
                            Post-Effective Amendment No. 20 on February 24,
                            1997, and are incorporated by reference herein.

          (c)         -     Instruments Defining Rights of Security Holders -
                            None.

          (d)    (1)  -     Form of Investment Advisory Agreement, between
                            Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment
                            No. 9 on Form N-1A filed on September 12, 1988.

                 (2)  -     Investment Advisory Agreement, dated October 5,
                            1988, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 13 on Form N-1A filed on April 30, 1992.

                 (3)  -     Investment Advisory Agreement, dated October 18,
                            1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 15 on Form N-1A filed on December 29, 1993, and was filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 19 on February 27, 1996.

                 (4)  -     Master Investment Advisory Agreement, dated
                            February 28, 1997, between Registrant and A I M
                            Advisors, Inc., was filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

                 (5)  -     Form of Sub-Advisory Agreement, between A I M
                            Advisors, Inc. and NCNB Texas National Bank, was filed as an Exhibit to Registrant's Post-Effective
                            Amendment No. 9 on Form N-1A filed on September 12,
                            1988.

                 (6)  -     Sub-Advisory Agreement, dated October 5, 1988,
                            between A I M Advisors, Inc. and NCNB Texas
                            National Bank, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on
                            Form N-1A filed on April 30, 1992.

                 (7)  -     Sub-Advisory Agreement, dated October 18, 1993,
                            between A I M Advisors, Inc. and NationsBank of
                            Texas, N.A., was filed as an Exhibit to
                            Registrant's Post-Effective Amendment No. 15 on
                            Form N-1A filed on December 29, 1993, and was filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (8)  -     Sub-Advisory Agreement, dated October 18, 1993,
                            between A I M Advisors, Inc. and NationsBank of
                            Texas, N.A., as assumed by TradeStreet Investment
                            Associates, Inc., as of April 1, 1996.

                 (9)  -     Assumption Agreement, dated April 1, 1996, between
                            A I M Advisors, Inc. and TradeStreet Investment
                            Associates, Inc., was filed electronically as an Exhibit with Registrant's Post- Effective Amendment
                            No. 20, on February 24, 1997.

                 (10) - Sub-Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and TradeStreet Investment Associates, Inc. was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

                 (11) - Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, is filed electronically herewith.

                 (12) - Amendment No. 1, dated September 28, 1998 to the Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, is filed electronically herewith.

          (e)    (1)  -     Distribution Agreement, dated August 27, 1985,
                            between Registrant and A I M Distributors, Inc., was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 5 on Form N-1A filed on April 28, 1986.

                 (2)  -     Distribution Agreement, dated October 18, 1993,
                            between Registrant and A I M Distributors, Inc., was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 15 on Form N-1A filed on December 29, 1993, and was filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 19 on February 27, 1996.

                 (3)  -     Distribution Agreement, dated February 28, 1997,
                            between Registrant and A I M Distributors, Inc.
                            was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 21 on
                            February 27, 1998, and is incorporated by reference herein.

                 (4)  -     Form of Amendment No. 1, dated ______________, to
                            the Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc., is filed electronically herewith.

          (f)    (1)  -     Retirement Plan for Registrant's Non-Affiliated
                            Directors was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 17 on Form N-1A filed on December 23, 1994.

                 (2)  -     Retirement Plan for Registrant's Non-Affiliated
                            Directors, effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996 and is incorporated by reference herein.

                 (3)  -     Form of Deferred Compensation Agreement for
                            Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment
                            No. 17 on Form N-1A filed on December 23, 1994.

                 (4)  -     Form of Deferred Compensation Plan for Registrant's
                            Non-Affiliated Directors as approved on December 5,
                            1995, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                            February 27, 1996, and is incorporated by reference herein.

                 (5)  -     Form of Deferred Compensation Agreement for
                            Registrant's Non-Affiliated Directors for Non-
                            Interested Directors and Trustees, as approved
                            March 12, 1997, was filed electronically as an Exhibit with the Registrant's Post-Effective

                            Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

          (g)    (1)  -     Custodian Contract, between Registrant and State
                            Street Bank and Trust Company, was filed as an Exhibit to Registrant's Post-Effective Amendment
                            No. 7 on Form N-1A filed on March 1, 1988.

                 (2)  -     Custodian Contract, dated March 7, 1988,  between
                            Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                            February 27, 1996, and is incorporated by reference herein.

                 (3)  -     Amendment No. 1, dated September 19, 1995, to the
                            Custodian Contract dated March 7, 1988, between
                            Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                            February 27, 1996, and is incorporated by reference herein.

                 (4)  -     Amendment No. 2 dated September 28, 1996 to the
                            Custodian Contract dated March 7, 1988 between
                            Registrant and State Street Bank and Trust Company is filed electronically herewith.

                 (5)  -     Amendment to Custodian Contract dated September 9,
                            1998, to the Custodian Contract dated March 7, 1988 between Registrant and State Street Bank and Trust
                            Company is filed electronically herewith.

          (h)    (1)  -     Transfer Agency Agreement was filed as an Exhibit
                            to Registrant's Post-Effective Amendment No. 2 to
                            Registrant's Registration Statement on Form N-1 filed on May 13, 1983.

                 (2)  -     Administrative Services Agreement, dated June 11,
                            1989, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's
                            Post-Effective Amendment No. 11 on Form N- 1A filed on April 30, 1990.

                 (3)  -     Administrative Services Agreement, dated October
                            18, 1993, between the Registrant and A I M
                            Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on
                            Form N-1A filed on December 29, 1993, and was filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (4)  -     Administrative Services Agreement, dated February
                            28, 1997, between the Registrant and A I M
                            Distributors, Inc., was filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

                 (5)  -     Administrative Services Agreement, dated October
                            18, 1993, between A I M Advisors, Inc. and A I M
                            Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on
                            Form N-1A filed on December 29, 1993, and was filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (6)  -     Amendment No.1, dated May 11, 1994, to the
                            Administrative Services Agreement, dated October
                            18, 1993, between A I M Advisors, Inc. and A I M
                            Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17 on
                            Form N-1A filed on December 23, 1994, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                            February 27, 1996.

                 (7)  -     Amendment No. 2, dated July 1, 1994, to the
                            Administrative Services Agreement, dated October
                            18, 1993, between A I M Advisors, Inc. and A I M
                            Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17 on
                            Form N-1A filed on December 23, 1994, and was filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (8)  -     Amendment No. 3, dated September 16, 1994, to the
                            Administrative Services Agreement, dated October
                            18, 1993, between A I M Advisors, Inc. and A I M
                            Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17 on
                            Form N-1A filed on December 23, 1994, and was filed electronically as an Exhibit with the Registrant's
                            Post-Effective Amendment No. 19 on February 27,
                            1996.

                 (9)  -     Amendment No. 4, dated November 1, 1994, to the
                            Administrative Services Agreement, dated November
                            1, 1994, between A I M Advisors, Inc. and A I M
                            Fund Services, Inc., was filed electronically as an Exhibit with the Registrant's Post-Effective
                            Amendment No. 19 on February 27, 1996.

                 (10) - Administrative Services Agreement, dated February 28, 1997, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 21 on February 27, 1998, and is incorporated by reference herein herewith.

                 (11) - Form of Transfer Agency Agreement and Service Agreement, between Registrant and A I M Fund Services, Inc., is filed electronically herewith.

          (i)    (1)  -     Opinion and consent of Spengler Carlson Gubar
                            Brodsky & Frischling, dated March 5, 1984, was filed as an Exhibit to Registrant's Post-Effective
                            Amendment No. 3 on Form N-1A filed on March 7,
                            1984, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No.
                            19 on February 27, 1996, and is incorporated by reference herein.

                 (2)  -     Opinion and Consent of Ballard Spahr Andrews &
                            Ingersoll, LLP is filed electronically herewith.

          (j)         -     None.

          (k)         -     Financial Statements - None.

          (l)         -     Letter from A I M Distributors, Inc., dated
                            September 24, 1992, re: initial capital, was filed as an Exhibit to the Registrant's Pre-Effective
                            Amendment No. 1 on Form N-1 filed on September 30,
                            1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No.
                            19 on February 27, 1996, and is incorporated by reference herein.

          (m)         -     Form of Distribution Plan and Shareholder Service
                            Agreement for Registrant's Class II Shares is filed electronically herewith.

          (n)         -     Financial Data Schedule - None.

          (o)         -     Rule 18f-3 Plan, effective as of December 8, 1998,
                            is filed electronically herewith.

Item 24.     Persons Controlled by or under Common Control With Registrant.

             Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

             All of Registrant's issued and outstanding shares of Class I Shares of Common Stock are owned of record by State Street Bank and Trust Company ("State Street") as custodian for Summit Investors Plans I, a unit investment trust. State Street votes such shares in accordance with the instructions received from beneficial owners of Registrant's shares; and, as to shares for which no instructions are received, proportionately based upon the votes cast by beneficial owners who furnished instructions.

Item 25.     Indemnification

             State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

             Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation and By-laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Articles of Incorporation and By-laws, which are incorporated herein by reference. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.     Business and Other Connections of Investment Advisor

             Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor is, or has been, engaged within the two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

             A I M Advisors, Inc.

             See Statement of Additional Information, Part B under headings "General Information About the Fund - Directors and Officers" for information concerning A I M Advisors, Inc.

             TradeStreet Investment Associates, Inc.

             The names and principal occupations of the chief executive officer and each director of TradeStreet Investment Associates, Inc. ("TradeStreet") are as follows:

             Holly D. Deem           President and Chief Executive Officer,
                                     TradeStreet; Senior Vice President,
                                     NationsBank, N.A.

             Martin E. Galt III      Senior Executive Vice President, Asset
                                     Management Group


             All of the foregoing persons may be reached c/o TradeStreet Investment Associates, Inc., 101 South Tryon Street, Suite 1000, Charlotte, North Carolina 28255.

Item 27.     Principal Underwriters

        (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment adviser.

                   A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter, depositor or investment advisor to the following investment companies:

                   AIM Advisor Funds, Inc.
                   AIM Equity Funds, Inc. (Retail Classes)
                   AIM Funds Group
                   AIM Growth Series
                   AIM International Funds, Inc.
                   AIM Investment Funds
                   AIM Investment Portfolios
                   AIM Investment Securities Funds (Retail Class)
                   AIM Series Trust
                   AIM Special Opportunities Funds
                   AIM Tax-Exempt Funds, Inc.
                   AIM Variable Insurance Funds, Inc.
                   GT Global Floating Rate Fund, Inc.
                   Summit Investors Plans I

        (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20:

 Name and Principal              Positions and Offices                             Positions and Offices
 Business Address *                 with Underwriter                                  with Registrant
 -------------------             ------------------------                          -----------------------
 Charles T. Bauer                Chairman of the Board of Directors                Chairman & Director

 Michael J. Cemo                 President & Director                              None

 Gary T. Crum                    Director                                          Senior Vice President

 James L. Salners                Executive Vice President                          None

 Name and Principal              Positions and Offices                             Positions and Offices
 Business Address *                with Underwriter                                  with Registrant
 -------------------             ------------------------                          -------------------------
 Robert H. Graham                Senior Vice President & Director                  President & Director

 John Caldwell                   Senior Vice President                             None

 W. Gary Littlepage              Senior Vice President & Director                  None

 Marilyn M. Miller               Senior Vice President                             None

 Gene L. Needles                 Senior Vice President                             None

 Gordon J. Sprague               Senior Vice President                             None

 Michael C. Vessels              Senior Vice President                             None

 B. J. Thompson                  First Vice President                              None

 James R. Anderson               Vice President                                    None

 Dawn M. Hawley                  Vice President & Treasurer                        None

 Mary K. Coleman                 Vice President                                    None

 Mary A. Corcoran                Vice President                                    None

 Melville B. Cox                 Vice President & Chief Compliance Officer         Vice President

 Sidney M. Dilgren               Vice President                                    None

 Tony D. Green                   Vice President                                    None

 Ofelia M. Mayo                  Vice President, General Counsel & Assistant       Assistant Secretary
                                 Secretary

 Terri L. Ransdell               Vice President                                    None

 Carol F. Relihan                Vice President                                    Senior Vice President & Secretary

 Kamala C. Sachidanandan         Vice President                                    None

 Frank V. Serebrin               Vice President                                    None

 Christopher T. Simutis          Vice President                                    None

 Gary K. Wendler                 Vice President                                    None

 Luke P. Beausoleil              Assistant Vice President                          None

 Tisha B. Christopher            Assistant Vice President                          None

 Glenda A. Dayton                Assistant Vice President                          None

 Mary E. Gentempo                Assistant Vice President                          None

 David E. Hessel                 Assistant Vice President,                         None
                                 Assistant Treasurer & Controller

 Kathryn A. Jordan               Assistant Vice President                          None




------------
* 11 Greenway Plaza, Suite 100
  Houston, TX 77046-1173

 Name and Principal              Positions and Offices                             Positions and Offices
 Business Address *                with Underwriter                                  with Registrant
 -------------------             ------------------------                          -------------------------
 Kim T. Auliffe                  Assistant Vice President                          None

 Ivy B. McLemore                 Assistant Vice President                          None

 Mary C. Mangham                 Assistant Vice President                          None

 David B. O'Neil                 Assistant Vice President                          None

 Rebecca Starling-Klatt          Assistant Vice President                          None

 Nicholas D. White               Assistant Vice President                          None

 Nancy L. Martin                 Assistant General Counsel & Assistant             Assistant Secretary
                                 Secretary

 Norman W. Woodson               Assistant Vice President                          None

 Samuel D. Sirko                 Assistant General Counsel & Assistant             Assistant Secretary
                                 Secretary

 Kathleen J. Pflueger            Secretary                                         Assistant Secretary

 Stephen I. Winer                Assistant Secretary                               Assistant Secretary

 P. Michelle Grace               Assistant Secretary                               Assistant Secretary

 Lisa A. Moss                    Assistant Secretary                               Assistant Secretary

----------------
* 11 Greenway Plaza, Suite 100
  Houston, TX 77046-1173


       (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person.

                   Not applicable.

 Item 28.    Location of Accounts and Records

             State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

             A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105 and its partially owned subsidiary, Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

Item 29.     Management Services

             Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

             None.

Item 30.     Undertakings

             In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

             Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 29th day of December, 1998.

                                     REGISTRANT:    AIM SUMMIT FUND, INC.

                                             By:    /s/ ROBERT H. GRAHAM
                                                    ---------------------------
                                                    Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                  SIGNATURES                                               TITLE                          DATE
                  ----------                                               -----                          ----
          /s/ CHARLES T. BAUER
          ------------------------------                            Chairman & Director              December 29, 1998
              (Charles T. Bauer)

          /s/ ROBERT H. GRAHAM
          ------------------------------                           Director & President              December 29, 1998
              (Robert H. Graham)                               (Principal Executive Officer)

          /s/ BRUCE L. CROCKETT
          ------------------------------                                 Director                    December 29, 1998
              (Bruce L. Crockett)

          /s/ OWEN DALY II
          ------------------------------                                 Director                    December 29, 1998
                (Owen Daly II)

          /s/ EDWARD K. DUNN, JR.
          ------------------------------                                 Director                    December 29, 1998
             (Edward K. Dunn, Jr.)

          /s/ JACK FIELDS
          ------------------------------                                 Director                    December 29, 1998
                 (Jack Fields)

          /s/ CARL FRISCHLING
          ------------------------------                                 Director                    December 29, 1998
               (Carl Frischling)

          /s/ PREMA MATHAI-DAVIS
          ------------------------------                                 Director                    December 29, 1998
             (Prema Mathai-Davis)

          /s/ LEWIS F. PENNOCK
          ------------------------------                                 Director                    December 29, 1998
              (Lewis F. Pennock)

          /s/ IAN W. ROBINSON
          ------------------------------                                 Director                    December 29, 1998
               (Ian W. Robinson)

          /s/ LOUIS S. SKLAR
          ------------------------------                                 Director                    December 29, 1998
               (Louis S. Sklar)

          /s/ JOHN J. ARTHUR                                      Senior Vice President &
          ------------------------------                      Treasurer (Principal Financial         December 29, 1998
               (John J. Arthur)                                   and Accounting Officer)

                               INDEX TO EXHIBITS


Exhibit
Number
-------
a (5)   Articles Supplementary

a (6)   Articles of Amendment

d (11)  Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated
        September 9, 1998, by and between Registrant and A I M Advisors, Inc.

d (12)  Amendment No. 1, dated September 28, 1998, to the Foreign Country Selection and Mandatory Securities Depository
        Responsibilities Delegation Agreement, dated September 9, 1998, by and between Registrant and A I M Advisors,
        Inc.

e (4)   Form of Amendment No.  1 to the Distribution Agreement, between Registrant and A I M Distributors, Inc.

g (4)   Amendment No. 2 dated September 28, 1996 to the Custodian Contract

g (5)   Amendment to Custodian Contract dated September 9, 1998

h (11)  Form of Transfer Agency Agreement and Service Agreement, between Registrant and A I M Fund Services, Inc.

i (2)   Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP

m       Form of Distribution Plan and Shareholder Service Agreement, for Registrant's Class II Shares.

o       Rule 18f-3 Plan